Retirement Plans (Details 16) (Other Postretirement Benefit Plans, Defined Benefit [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Other Postretirement Benefit Plans, Defined Benefit [Member]
Weighted-average assumptions used to determine defined benefit pension obligations
Discount rates	3.60%	4.50%
Health care cost increase rate:
Following year	7.50%	8.00%
Decreasing to the year 2018	5.00%	5.00%